Note 3 - Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Year Ended June 30	Two Months Ended August 31,
	2024	2024
	US$	US$

Discontinued operations

Net revenues
Wealth management	2,286	11
Asset management	3,919	1,170
Total net revenues	6,205	1,181

Operating cost and expenses
Compensation and benefits	1,451	602
Sales and marketing expenses	359	-
General and administrative expenses	1,969	266
Asset impairment loss	2,158	-
Total operating cost and expenses	5,937	868

Income from operations	268	313

Other expense, net	(16)	(1)

Income before income tax expense	252	312
Income tax expense	(230)	(29)
Net income from discontinued operations	22	283

Gain on disposal of subsidiaries from discontinued operations, net	-	138

Income for the year from discontinued operations, net of income taxes	22	421

Summarized cash flow information for discontinued operations is as follows:
Net cash flows used in operating activities	(587)	(1,265)
Net cash flows provided by investing activities	-	33

The following table summarizes significant non-cash operating items and capital expenditures of discontinued operations included in the consolidated statements of cash flows for the periods presented.

Significant non-cash operating items
Amortization of intangible asset	51	-
Asset impairment loss	2,158	-
	As of June 30, 2024	As of August 31, 2025
	US$	US$
Assets
Cash and cash equivalents	1,873	608
Deposits, prepayments and other current assets	-	256
Due from related parties	-	93
Income tax receivable	-	220

Total Assets	1,873	1,177

Liabilities
Commission payable	859	378
Income tax payable	91	210
Due to related parties	1,970	86
Other payable and accrued liabilities	7	-

Total Liabilities	2,927	674

Net (liabilities)/assets	(1,054)	503

Disposal Groups, Including Discontinued Operations, Change From Disposal of Subsidiaries [Table Text Block]
	Wealth management business	Asset management business	Total
	US$	US$	US$

Considerations received	-	641	641
Less: Net assets disposed of	(134)	(369)	(503)

(Loss)/gain from disposal of subsidiaries	(134)	272	138